    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 17, 2000.
                                                               FILE NO. 33-53690
                                                               FILE NO. 811-7310

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                          PRE-EFFECTIVE AMENDMENT / /
                      POST-EFFECTIVE AMENDMENT NO. 24 /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 /X/

                              AMENDMENT NO. 22 /X/

                                   ARK FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                         REGISTRANT'S TELEPHONE NUMBER
                                 1-610-676-1000

                            LYNDA J. STRIEGEL, ESQ.
                          VICE PRESIDENT AND SECRETARY
                                   ARK FUNDS
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                       PIPER MARBURY RUDNICK & WOLFE LLP
                               6225 SMITH AVENUE
                        BALTIMORE, MARYLAND  21209-3600

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

             / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
                /X/ ON APRIL 17, 2000 PURSUANT TO PARAGRAPH (b)
             / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) (1)
             / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) (2)
              / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

    /X/ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
                   PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                   ARK FUNDS
                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 24

     The contents of Post-Effective Amendment No. 23 to the Registration Statement are incorporated herein by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 15th day of March, 2000.

                                    ARK FUNDS

                                    By:  /s/ David D. Downes
                                         -------------------
                                         David D. Downes
                                         President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ David D. Downes                   President (principal executive               March 15, 2000
---------------------------------     officer) and Trustee
David D. Downes

 /s/ James F. Volk                    Treasurer, Controller and Chief              March 15, 2000
---------------------------------     Financial Officer
James F. Volk

                *                     Trustee
---------------------------------
William H. Cowie

                *                     Trustee
---------------------------------
Charlotte Kerr

                *                     Trustee
---------------------------------
Thomas Schweizer

                *                     Trustee
---------------------------------
Richard B. Seidel


* By: /s/ Alan C. Porter                                                           March 15, 2000
      --------------------
      Alan C. Porter
      Attorney-in-Fact

     An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.